CAPITAL STOCK	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
CAPITAL STOCK

10.	CAPITAL STOCK

(a)	Authorized

Unlimited number of common and preferred shares without par value.

As of June 30, 2024, there are no preferred shares issued.

(b)	Issued

As of June 30, 2024, there are 13,745,947 common shares issued and outstanding.

There were no share issuances during the six months ended June 30, 2024.

During the year ended December 31, 2023, the following transactions occurred:

On July 24, 2023, the Company closed a non-brokered private placement financing, for gross proceeds of $50,000 through the issuance of 2,000,000 flow-through units of the Company at $0.025 per unit to related parties. Each unit consists of one flow-through common share in the capital of the Company and non-flow-through share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years. All securities issued in connection with this financing include a hold period in accordance with applicable securities laws. Based on the residual method the warrants were valued at $nil. The units were issued below the then market price of the Company shares, therefore a flow-through premium was not recorded.

On May 15, 2023, the Company closed a non-brokered private placement financing for gross proceeds of $150,000 through the issuance of 6,000,000 units of the Company at $0.025 per unit of which 5,600,000 were subscribed to related parties. Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years. All securities issued in connection with this financing include a hold period in accordance with applicable securities laws. Based on the residual value the warrants were valued at $nil.

During the year ended December 21, 2021, the following share transaction occurred:

On January 15, 2021, the Company issued 80,000 flow-through units for proceeds of $20,000. Each flow-through unit consists of one flow-through common share of the Company and one non-flow-through share purchase warrant to acquire one non-flow-through common share of the Company at a price of $0.50 for a period of two years. During the year-ended December 31, 2022, the Company made a formal application to Canada Revenue Agency and cancelled the Company’s flow-through share application which was submitted during the year ended December 31, 2020. As at December 31, 2023 and June 30, 2024, the Company has included a provision for indemnification of the flow through shareholder for an amount of $10,000 in accounts payable.

(c)	Warrants

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2022	1,280,000	$0.08
Expired	(80,000)	$0.50
Issued	8,000,000	$0.05
Balance, December 31, 2023 and June 30, 2024	9,200,000	$0.05

As of June 30, 2024, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
May 15, 2028	$0.05	6,000,000
July 24, 2028	$0.05	2,000,000
		9,200,000

The weighted average remaining contractual life for warrants outstanding at June 30, 2024 is 3.84 years (June 30, 2023 - 4.51 year).

(d)	Stock options

The Company’s 2015 Stock Option Plan provides that the Board of Directors of the Company may grant to directors, officers, employees and consultants of the Company options to acquire up to 20% of the issued and outstanding common shares of the Company calculated from time to time on a rolling basis. The terms of the options are determined at the date of grant.

During January 2024, a total of 1,750,000 stock options were granted to directors, officers and consultants exercisable at the price of $0.10 per share for three years. As at June 30, 2024, there are 1,750,000 stock options outstanding. June 30, 2023 – Nil).

The weighted average remaining contractual life for options outstanding at June 30, 2024 is 2.58 years.

The Company applies the fair value method using the Black-Scholes option pricing model in accounting for its stock options granted. Accordingly, share-based payments of $58,661 (June 30, 2023 - $nil) were recognized as employee benefits and $nil (June 30, 2023 - $nil was recognized as consulting fees for options granted to consultants.